Quarterly Financial Summary (Unaudited) (Tables)	12 Months Ended
Apr. 02, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary (Unaudited)
QUARTERLY FINANCIAL SUMMARY (UNAUDITED):

Fiscal 2016 Quarter
(in thousands, except
per share data)	First		Second		Third		Fourth
Revenue	$673,641		$708,335		$620,681		$608,069
Gross profit	279,517		284,848		230,988		254,200
Net income (loss)	2,036	(2),(3)	4,448	(2),(3),(6)	(11,127)	(2),(3),(5)	(24,202)	(2),(3), (5),(7)
Net income (loss) per share:
Basic	$0.01		$0.03		$(0.08)		$(0.18)
Diluted	$0.01		$0.03		$(0.08)		$(0.18)

Fiscal 2015 Quarter
(in thousands, except
per share data)	First		Second		Third		Fourth(1)
Revenue	$316,321		$362,667		$397,086		$634,892
Gross profit	142,269		167,451		190,702		188,886
Net income	38,647	(2)	63,311	(2)	87,863	(2)	6,482	(2),(3),(4)
Net income per share:
Basic	$0.54		$0.88		$1.21		$0.04
Diluted	$0.52		$0.85		$1.18		$0.04